Assets held for sale (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 05, 2018	Jun. 03, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned (as percent)						23.00%
Loss on disposal	[1]	$ (245,000,000)	$ 0	$ (63,000,000)
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Roll Forward]
Opening balance, Non-current assets held for sale		128,000,000
Loss on disposals	[1]	(245,000,000)	0	(63,000,000)
Closing balance, Non-current assets held for sale		126,000,000	128,000,000
Drilling units | Sale of West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received		126,000,000
Loss on disposal		(2,000,000)
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Roll Forward]
Loss on disposals		(2,000,000)
Closing balance, Non-current assets held for sale		126,000,000
Jurong Shipyard
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned (as percent)						77.00%
Assets held for sale | Drilling units | Sale of West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal		(2,000,000)	0
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Roll Forward]
Opening balance, Non-current assets held for sale		128,000,000	128,000,000
West Rigel newbuild investment, classified as held for sale		0	0
Loss on disposals		(2,000,000)	0
Closing balance, Non-current assets held for sale		$ 126,000,000	$ 128,000,000	$ 128,000,000
Subsequent Event | Jurong Shipyard | Drilling units | Sale of West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received					$ 126,000,000

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".